Exhibit 99.03 Schedule 7

Loan Level Tape Compare Upload
Loans in Report:	1

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
4000047437	XXXXXX	Loan Doc Type	No Doc	DSCR